united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
251 Little Falls Drive, Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2024

Item 1. Reports to Stockholders.

(a)

13D Activist Fund

Class A (DDDAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$189	1.75%

How did the Fund perform during the reporting period?

While the Fund’s performance was lower than the benchmark (the Russell 2000 being heavily influenced by tech and AI-focused growth stocks in the index), the returns for the year showcases activist investors creating shareholder value and an increase in shareholder activism compared to the same period the previous year. U.S. activism and activist investing continues to increase in the markets and there are tailwinds that will continue activity into the near future.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

13D Activist Fund
Russell 2000® Total Return Index
Russell 2500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,773
$23,210
$18,737
Sep-2014
Sep-2024

	13D Activist Fund	Russell 2000® Total Return Index	Russell 2500® Index
Sep-2014	$9,424	$10,000	$10,000
Sep-2015	$9,125	$10,125	$10,038
Sep-2016	$10,063	$11,691	$11,487
Sep-2017	$11,939	$14,115	$13,531
Sep-2018	$13,642	$16,266	$15,722
Sep-2019	$12,990	$14,820	$15,086
Sep-2020	$13,412	$14,878	$15,421
Sep-2021	$19,986	$21,972	$22,364
Sep-2022	$15,290	$16,809	$17,644
Sep-2023	$16,084	$18,310	$19,635
Sep-2024	$18,737	$23,210	$24,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund
Without Load	16.50%	7.60%	7.11%
With Load	9.82%	6.34%	6.48%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Communications
18.7%
Consumer Discretionary
15.2%
Technology
15.0%
Industrials
13.6%
Health Care
12.1%
Utilities
6.8%
Materials
5.8%
Financials
5.0%
Consumer Staples
3.1%
Money Market Funds
2.9%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	2.9%
Consumer Staples	3.1%
Financials	5.0%
Materials	5.8%
Utilities	6.8%
Health Care	12.1%
Industrials	13.6%
Technology	15.0%
Consumer Discretionary	15.2%
Communications	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Frontier Communications Parent, Inc.	9.9%
Insight Enterprises, Inc.	8.1%
Southwest Gas Holdings, Inc.	6.8%
Exelixis, Inc.	6.6%
MDU Resources Group, Inc.	5.8%
Vestis Corporation	5.8%
Asbury Automotive Group, Inc.	5.1%
Janus Henderson Group plc	5.0%
Pearson plc	4.9%
Twilio, Inc., Class A	4.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

13D Activist Fund - Class A (DDDAX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://13dactivistfund.com/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DDDAX

13D Activist Fund

Class C (DDDCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.50%

How did the Fund perform during the reporting period?

While the Fund’s performance was lower than the benchmark (the Russell 2000 being heavily influenced by tech and AI-focused growth stocks in the index), the returns for the year showcases activist investors creating shareholder value and an increase in shareholder activism compared to the same period the previous year. U.S. activism and activist investing continues to increase in the markets and there are tailwinds that will continue activity into the near future.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

13D Activist Fund
Russell 2000® Total Return Index
Russell 2500® Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,773
$23,210
$18,449
Sep-2014
Sep-2024

	13D Activist Fund	Russell 2000® Total Return Index	Russell 2500® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,604	$10,125	$10,038
Sep-2016	$10,521	$11,691	$11,487
Sep-2017	$12,385	$14,115	$13,531
Sep-2018	$14,044	$16,266	$15,722
Sep-2019	$13,276	$14,820	$15,086
Sep-2020	$13,604	$14,878	$15,421
Sep-2021	$20,118	$21,972	$22,364
Sep-2022	$15,272	$16,809	$17,644
Sep-2023	$15,948	$18,310	$19,635
Sep-2024	$18,449	$23,210	$24,773

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund	15.68%	6.80%	6.32%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	2.9%
Consumer Staples	3.1%
Financials	5.0%
Materials	5.8%
Utilities	6.8%
Health Care	12.1%
Industrials	13.6%
Technology	15.0%
Consumer Discretionary	15.2%
Communications	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Frontier Communications Parent, Inc.	9.9%
Insight Enterprises, Inc.	8.1%
Southwest Gas Holdings, Inc.	6.8%
Exelixis, Inc.	6.6%
MDU Resources Group, Inc.	5.8%
Vestis Corporation	5.8%
Asbury Automotive Group, Inc.	5.1%
Janus Henderson Group plc	5.0%
Pearson plc	4.9%
Twilio, Inc., Class A	4.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

13D Activist Fund - Class C (DDDCX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://13dactivistfund.com/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DDDCX

13D Activist Fund

Class I (DDDIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about 13D Activist Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://13dactivistfund.com/documents. You can also request this information by contacting us at 1-877-413-3228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$163	1.50%

How did the Fund perform during the reporting period?

While the Fund’s performance was lower than the benchmark (the Russell 2000 being heavily influenced by tech and AI-focused growth stocks in the index), the returns for the year showcases activist investors creating shareholder value and an increase in shareholder activism compared to the same period the previous year. U.S. activism and activist investing continues to increase in the markets and there are tailwinds that will continue activity into the near future.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

13D Activist Fund
Russell 2000® Total Return Index
Russell 2500® Index
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$2,477,251
$2,321,016
$2,039,420
Sep-2014
Sep-2024

	13D Activist Fund	Russell 2000® Total Return Index	Russell 2500® Index
Sep-2014	$1,000,000	$1,000,000	$1,000,000
Sep-2015	$970,306	$1,012,461	$1,003,788
Sep-2016	$1,073,436	$1,169,065	$1,148,686
Sep-2017	$1,276,552	$1,411,548	$1,353,072
Sep-2018	$1,462,063	$1,626,643	$1,572,176
Sep-2019	$1,396,214	$1,482,047	$1,508,595
Sep-2020	$1,445,334	$1,487,830	$1,542,066
Sep-2021	$2,158,194	$2,197,190	$2,236,437
Sep-2022	$1,654,894	$1,680,899	$1,764,381
Sep-2023	$1,745,774	$1,831,004	$1,963,474
Sep-2024	$2,039,420	$2,321,016	$2,477,251

Average Annual Total Returns

	1 Year	5 Years	10 Years
13D Activist Fund	16.82%	7.87%	7.39%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%
Russell 2500® Index	26.17%	10.43%	9.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$139,578,435
Number of Portfolio Holdings	25
Advisory Fee	$2,330,474
Portfolio Turnover	104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	3.0%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	2.9%
Consumer Staples	3.1%
Financials	5.0%
Materials	5.8%
Utilities	6.8%
Health Care	12.1%
Industrials	13.6%
Technology	15.0%
Consumer Discretionary	15.2%
Communications	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Frontier Communications Parent, Inc.	9.9%
Insight Enterprises, Inc.	8.1%
Southwest Gas Holdings, Inc.	6.8%
Exelixis, Inc.	6.6%
MDU Resources Group, Inc.	5.8%
Vestis Corporation	5.8%
Asbury Automotive Group, Inc.	5.1%
Janus Henderson Group plc	5.0%
Pearson plc	4.9%
Twilio, Inc., Class A	4.5%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

13D Activist Fund - Class I (DDDIX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://13dactivistfund.com/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-DDDIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Anthony J. Hertl, Mark H. Taylor and Mark Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

2024 - $17,140
2023 - $16,320

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Tax Fees

2024 - $3,620
2023 - $3,450

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023 respectively.

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	Percentages of Services Approved by the Audit Committee

	2024	2023
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - None
2023 - None

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

September 30, 2024

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3%
	AEROSPACE & DEFENSE - 3.4%
128,149	Mercury Systems, Inc.(a)	$4,741,513

	ASSET MANAGEMENT - 5.0%
183,050	Janus Henderson Group plc	6,968,714

	AUTOMOTIVE - 3.5%
52,567	Autoliv, Inc.	4,908,181

	BIOTECH & PHARMA - 6.6%
352,030	Exelixis, Inc.(a)	9,135,179

	COMMERCIAL SUPPORT SERVICES - 5.8%
540,700	Vestis Corporation	8,056,430

	CONSTRUCTION MATERIALS - 5.8%
297,637	MDU Resources Group, Inc.	8,158,230

	E-COMMERCE DISCRETIONARY - 3.4%
85,001	Etsy, Inc.(a)	4,720,106

	FOOD - 3.1%
102,971	TreeHouse Foods, Inc.(a)	4,322,723

	GAS & WATER UTILITIES - 6.8%
128,709	Southwest Gas Holdings, Inc.	9,493,576

	HEALTH CARE FACILITIES & SERVICES - 1.8%
129,001	Fortrea Holdings, Inc.(a)	2,580,020

	INTERNET MEDIA & SERVICES - 3.9%
145,003	Match Group, Inc.(a)	5,486,914

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	LEISURE FACILITIES & SERVICES - 2.9%
213,001	Penn Entertainment, Inc.(a)	$4,017,199

	MEDICAL EQUIPMENT & DEVICES - 3.7%
265,000	Bausch + Lomb Corporation(a)	5,111,850

	PUBLISHING & BROADCASTING - 4.9%
500,532	Pearson plc - ADR	6,792,219

	RETAIL - DISCRETIONARY - 5.4%
29,581	Asbury Automotive Group, Inc.(a)	7,057,730
14,355	Bath & Body Works, Inc.	458,211
		7,515,941
	SEMICONDUCTORS - 0.6%
16,992	Azenta, Inc.(a)	823,092

	SOFTWARE - 6.3%
42,048	Envestnet, Inc.(a)	2,633,046
95,348	Twilio, Inc., Class A(a)	6,218,596
		8,851,642
	TECHNOLOGY SERVICES - 8.1%
52,106	Insight Enterprises, Inc.(a)	11,223,110

	TELECOMMUNICATIONS - 9.9%
389,414	Frontier Communications Parent, Inc.(a)	13,835,879

	TRANSPORTATION & LOGISTICS - 4.4%
53,010	Canadian National Railway Company	6,210,122

	TOTAL COMMON STOCKS (Cost $103,488,527)	132,952,640

See accompanying notes to financial statements.

13D ACTIVIST FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	ESCROW SHARES — 0.0%(b)
81,753	Pershing Square Sparc Holdings Ltd (a)(c)(d)	$—
327,017	Pershing Square Tontine Holdings Ltd.(a)(c)(d)	—
	TOTAL ESCROW SHARES (Cost $0)	—

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
4,061,067	First American Government Obligations Fund, Class X, 4.82% (Cost $4,061,067)(e)	4,061,067

	TOTAL INVESTMENTS - 98.2% (Cost $107,549,594)	$137,013,707
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	2,564,728
	NET ASSETS - 100.0%	$139,578,435

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of the security as of September 30, 2024, was $0, representing 0% of net assets.

(d)	Valued using unobservable inputs and fair valued by the adviser. Security is level 3.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

ASSETS
Investment securities:
At cost	$107,549,594
At fair value	$137,013,707
Receivable for securities sold	2,590,616
Receivable for tax reclaims	70,262
Dividends and interest receivable	79,438
Receivable for Fund shares sold	268
TOTAL ASSETS	139,754,291

LIABILITIES
Payable for Fund shares redeemed	739
Investment advisory fees payable	164,650
Distribution (12b-1) fees payable	10,467
TOTAL LIABILITIES	175,856
NET ASSETS	$139,578,435

Net Assets Consist Of:
Paid in capital	$104,929,542
Accumulated earnings	34,648,893
NET ASSETS	$139,578,435

Net Asset Value Per Share:
Class A Shares:
Net Assets	$18,706,179
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	885,971
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$21.11
Maximum offering price per share (maximum sales charge of 5.75%)	$22.40

Class C Shares:
Net Assets	$8,137,277
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	407,136
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share (b)	$19.99

Class I Shares:
Net Assets	$112,734,979
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,122,807
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$22.01

(a)	For certain purchases of $1 million or more, a 1.00% CDSC may apply to redemptions made within twelve months of purchase.

(b)	Purchases are subject to a 1.00% CDSC of the purchase price on shares redeemed during the first twelve months after their purchase.

See accompanying notes to financial statements.

13D Activist Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME
Dividends (net of $60,291 foreign taxes withheld)	$1,688,043
Interest	352,389
TOTAL INVESTMENT INCOME	2,040,432

EXPENSES
Investment advisory fees (Note 5)	2,330,474
Distribution (12b-1) fees - Class A (Note 5)	49,365
Distribution (12b-1) fees - Class C (Note 5)	91,942
TOTAL EXPENSES	2,471,781
NET INVESTMENT LOSS	(431,349)

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	6,778,504
Foreign currency translations	895
6,779,399
Net change in unrealized appreciation (depreciation) of:
Investments	18,270,442

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	25,049,841

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,618,492

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	September, 2024	September 30, 2023
FROM OPERATIONS
Net investment loss	$(431,349)	$(547,243)
Net realized gain on investments and foreign currency transactions	6,779,399	6,079,809
Net change in unrealized appreciation of investments and foreign currency translations	18,270,442	6,075,024
Net increase in net assets resulting from operations	24,618,492	11,607,590

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(848,668)	(2,297,603)
Class C	(425,395)	(1,087,955)
Class I	(5,410,238)	(13,237,031)
Net decrease in net assets from distributions to shareholders	(6,684,301)	(16,622,589)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	651,036	1,401,218
Class C	12,172	7,294
Class I	1,925,936	8,238,086
Reinvestment of distributions to shareholders:
Class A	822,468	2,188,357
Class C	423,256	1,066,842
Class I	4,922,295	11,972,815
Payments for shares redeemed:
Class A	(4,587,095)	(8,518,541)
Class C	(2,640,184)	(2,188,112)
Class I	(40,398,108)	(27,572,620)
Net decrease in net assets resulting from shares of beneficial interest	(38,868,224)	(13,404,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,934,033)	(18,419,660)

NET ASSETS
Beginning of Year	160,512,468	178,932,128
End of Year	$139,578,435	$160,512,468

See accompanying notes to financial statements.

13D Activist Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year	For the Year
	Ended	Ended
	September, 2024	September 30, 2023
SHARE ACTIVITY
Shares Sold:
Class A	31,888	66,859
Class C	617	374
Class I	91,096	378,125
Shares Reinvested:
Class A	42,748	108,281
Class C	23,091	54,879
Class I	245,991	571,767
Shares Redeemed:
Class A	(225,107)	(404,786)
Class C	(134,294)	(109,971)
Class I	(1,913,945)	(1,288,436)
Net decrease in shares of beneficial interest outstanding	(1,837,915)	(622,908)

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$18.92	$19.70	$28.24	$20.28	$20.35

Activity from investment operations:
Net investment income (loss) (1)	(0.09)	(0.09)	(0.19)	(0.24)	0.56
Net realized and unrealized gain (loss) on investments and foreign currency	3.13	1.24	(5.82)	9.86	0.14
Total from investment operations	3.04	1.15	(6.01)	9.62	0.70

Less distributions from:
Net investment income	—	—	—	(0.57)	—
Net realized gains	(0.85)	(1.93)	(2.53)	(1.09)	(0.77)
Total distributions	(0.85)	(1.93)	(2.53)	(1.66)	(0.77)

Net asset value, end of year	$21.11	$18.92	$19.70	$28.24	$20.28
Total return (2)	16.50%	5.19%	(23.50)%	49.02%	3.25%
Net assets, end of year (000s)	$18,706	$19,605	$24,937	$31,549	$22,472

Ratio of expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	(0.43)%	(0.46)%	(0.75)%	(0.89)%	2.77%
Portfolio Turnover Rate	104%	91%	38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$18.08	$19.03	$27.56	$19.82	$20.05

Activity from investment operations:
Net investment income (loss) (1)	(0.23)	(0.24)	(0.37)	(0.42)	0.35
Net realized and unrealized gain (loss) on investments and foreign currency	2.99	1.22	(5.63)	9.63	0.19
Total from investment operations	2.76	0.98	(6.00)	9.21	0.54

Less distributions from:
Net investment income	—	—	—	(0.38)	—
Net realized gains	(0.85)	(1.93)	(2.53)	(1.09)	(0.77)
Total distributions	(0.85)	(1.93)	(2.53)	(1.47)	(0.77)

Net asset value, end of year	$19.99	$18.08	$19.03	$27.56	$19.82
Total return (2)	15.68%	4.42%	(24.09)%	47.88%	2.47%
Net assets, end of year (000s)	$8,137	$9,360	$10,895	$15,930	$12,015

Ratio of expenses to average net assets	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets	(1.19)%	(1.21)%	(1.52)%	(1.64)%	1.77%
Portfolio Turnover Rate	104%	91%	38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

See accompanying notes to financial statements.

13D Activist Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net asset value, beginning of year	$19.63	$20.33	$29.00	$20.81	$20.81

Activity from investment operations:
Net investment income (loss) (1)	(0.04)	(0.04)	(0.13)	(0.17)	0.54
Net realized and unrealized gain (loss) on investments and foreign currency	3.27	1.27	(6.01)	10.09	0.23
Total from investment operations	3.23	1.23	(6.14)	9.92	0.77

Less distributions from:
Net investment income	—	—	—	(0.64)	—
Net realized gains	(0.85)	(1.93)	(2.53)	(1.09)	(0.77)
Total distributions	(0.85)	(1.93)	(2.53)	(1.73)	(0.77)

Net asset value, end of year	$22.01	$19.63	$20.33	$29.00	$20.81
Total return (2)	16.82%	5.44% (3)	(23.32)%	49.32%	3.52%
Net assets, end of year (000s)	112,735	$131,548	$143,101	$228,170	$152,494

Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	(0.19)%	(0.20)%	(0.51)%	(0.64)%	2.62%
Portfolio Turnover Rate	104%	91%	38%	60%	119%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.

(2)	Total return shown excludes the effect of applicable redemption fees.

(3)	Total return represents aggregate total return based on net asset value.

See accompanying notes to financial statements.

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The 13D Activist Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment adviser of the Fund is 13D Management LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I shares. The Fund’s Class A and Class I commenced operations on December 28, 2011; Class C commenced operations on December 11, 2012. Class A shares are subject to a maximum sales charge of 5.75% on purchases. Class A shares are subject to a contingent deferred sales charge of up to 1.00% on purchases of $1 million or more. Class C shares are subject to a contingent deferred sales charge of up to 1.00%. There are no sales charges on reinvested distributions. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using- exchange rates obtained from pricing services. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2024, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$132,952,640	$—	$—	$132,952,640
Escrow Shares	—	—	—	—
Short-Term Investments	4,061,067	—	—	4,061,067
Total Investments	$137,013,707	$—	$—	$137,013,707

Additional disclosures surrounding Level 3 investments were not significant to the financial statements.

*	Refer to the Schedule of Investments for industry classifications.

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency contracts in the Statement of Operations. For the year ended September 30, 2024, the Fund did not have any realized gains and losses on forward foreign currency contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for September 30, 2021 through September 30, 2023, or expected to be taken in the Fund’s September 30, 2024, tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Management Risk – The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets using its activist strategy. The Adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results. The Adviser’s activist strategy may result in the Fund’s returns being more volatile than funds that pursue more conservative strategies.

Non-Diversification Risk – The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer. As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $155,187,840 and $195,913,327, respectively.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2024, the tax cost of investments and unrealized appreciation (depreciation) is as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
13D Activist Fund	$109,200,713	$30,548,137	$(2,735,143)	$27,812,994

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pursuant to the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee calculated at an annual rate of 1.50% of the Fund’s average daily net assets. For the year ended September 30, 2024 the Adviser earned advisory fees of $2,330,474.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of the Class A and Class C shares (the “Plans”), pursuant to Rule 12b-1 of the 1940 Act. Class I does not have a Plan. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate 0.25% and 1.00% of its average daily net assets of Class A and Class C shares, respectively. Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the year ended September 30, 2024, the Class A and Class C shares incurred distribution fees in the amount of $49,365, and $91,942, respectively.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the year ended September 30, 2024, the Trustees received fees in the amount of $31,649, with respect to the Fund, paid by the Adviser.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2024, and September 30, 2023, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$—
Long-Term Capital Gain	6,684,302	16,622,589
	$6,684,302	$16,622,589

13D Activist Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Long-	Unrealized Appreciation/	Total Accumulated
Term Gains	(Depreciation)	Earnings/(Deficits)
$6,835,899	$27,812,994	$34,648,893

The difference between book basis and tax basis accumulated net realized gains and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

During the fiscal year ended September 30, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the reclassification of net operating losses and the use of tax equalization credits, resulted in reclassifications for the Fund for the year ended September 30, 2024, as follows:

Distributable
Paid In Capital	Earnings
$(591,665)	$591,665

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, UBS Financial Services Inc. and National Financial Services LLC. (for the benefit of their customers) held approximately 30.6% and 25.1%, respectively, of the voting securities of the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of 13D Activist Fund (the “Fund”), one of the funds constituting the Northern Lights Fund Trust (the “Trust”), as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

November 27, 2024

We have served as the auditor of one or more 13D Activist Fund investment companies since 2019.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-413-3228 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 12/4/2024

By	/s/ James Colantino
James Colantino
Principal Financial Officer/Treasurer
Date: 12/4/2024